UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742
Exact name of registrant as specified in charter:	Voyageur Mutual Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.30%
Corporate-Backed Revenue Bonds – 3.06%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,025
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,750,315
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,225,000	1,065,248
		5,517,588
Education Revenue Bonds – 17.54%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	512,090
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,299,731
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,207
Series A 5.00% 7/1/45	230,000	239,448
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,076,160
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,069,920
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	585,000	643,114
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	245,401
Series A 5.00% 7/1/47	710,000	729,291
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	171,504
Series A 5.00% 7/1/44	495,000	505,731
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	834,464
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,526,100
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,160,764
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	273,570
4.00% 5/1/25	200,000	217,358
4.00% 5/1/26	100,000	107,584

NQ-313 [5/16] 7/16 (17025)     1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	$376,795
Series 7-Q 5.00% 10/1/26	280,000	323,106
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	889,103
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	257,510
(St. Olaf College)
Series 6-O 4.50% 10/1/32	75,000	75,866
Series 6-O 5.00% 10/1/22	340,000	345,253
Series 8-G 5.00% 12/1/31	205,000	249,649
Series 8-G 5.00% 12/1/32	205,000	248,872
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	804,383
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,113,280
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,537,643
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	870,000	938,278
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	753,240
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,725,307
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,728,690
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,554,450
St. Paul Housing & Redevelopment Authority Lease
Revenue
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	453,628
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,633,894
Series A 5.125% 4/1/34	1,000,000	1,114,720
Series A 5.25% 12/1/28	1,500,000	1,771,905
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,892,235
		31,664,244
Electric Revenue Bonds – 7.37%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,697,595
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	430,609

2     NQ-313 [5/16] 7/16 (17025)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	$585,800
Series A 5.00% 12/1/26	360,000	429,087
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	200,873
Series A 5.00% 10/1/28	500,000	605,730
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	629,720
5.00% 1/1/28	500,000	619,390
5.00% 1/1/29	470,000	579,942
Series A 5.00% 1/1/18 (AGC)	1,000,000	1,064,300
Series A 5.00% 1/1/24	335,000	404,037
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/41	400,000	476,844
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	603,485
Series A 5.00% 1/1/33	1,750,000	2,091,845
Series A 5.00% 1/1/34	450,000	536,171
Series A 5.00% 1/1/40	2,000,000	2,353,980
		13,309,408
Healthcare Revenue Bonds – 31.32%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,773,041
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	415,292
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,078,230
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,905,000	1,911,782
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	862,818
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	207,004
Series A 5.00% 4/1/40	190,000	196,428
Series A 5.00% 4/1/48	185,000	189,551
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	837,457
6.00% 6/15/39	1,000,000	1,120,560

NQ-313 [5/16] 7/16 (17025)     3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	$195,793
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	784,575
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	464,837
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	723,862
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,273,304
5.25% 5/1/37	1,000,000	1,030,190
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	595,165
Series A 5.00% 11/15/34	500,000	591,505
Series A 5.00% 11/15/44	1,000,000	1,162,240
Series B 6.50% 11/15/38 (AGC)	210,000	235,693
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,745,305
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,001,410
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	550,539
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,016,370
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,647,480
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	522,870
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,111,490
Series A 7.375% 12/1/41	375,000	418,744
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	192,985
Series A 6.875% 12/1/48	800,000	913,816

4     NQ-313 [5/16] 7/16 (17025)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	$1,908,068
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	416,595
5.00% 7/1/27	245,000	289,943
5.00% 7/1/28	225,000	265,140
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,205,107
Series A 6.25% 9/1/36	925,000	945,248
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	851,977
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	141,366
5.00% 9/1/34	105,000	122,369
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,440,000	1,563,336
Series A 5.125% 5/1/30	3,125,000	3,534,563
Series B 5.00% 5/1/23	2,000,000	2,441,400
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	1,076,553
5.00% 7/1/33	1,540,000	1,837,959
St. Paul Housing & Redevelopment Authority Hospital
Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	328,609
Series A 5.00% 11/15/30	205,000	244,018
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	793,200
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,786,377
Series A 5.15% 11/1/42	775,000	803,388
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,780
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,826,131

NQ-313 [5/16] 7/16 (17025)      5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	$1,572,165
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,031,980
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	281,715
Series A 5.75% 11/1/39	590,000	636,380
Series A 6.00% 5/1/47	920,000	997,344
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,535,355
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,323,325
		56,530,727
Housing Revenue Bonds – 2.61%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	685,000	685,514
Minneapolis-St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	41,365	41,385
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/33	100,000	118,361
(Residential Housing)
Series I 4.85% 7/1/38 (AMT)	715,000	715,879
Series L 5.10% 7/1/38 (AMT)	1,075,000	1,086,933
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,302,667
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	752,910
		4,703,649
Lease Revenue Bonds – 3.13%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,078,773
Series A 5.00% 6/1/43	1,000,000	1,181,450
Series B 4.00% 3/1/26	375,000	418,965
Series B 5.00% 3/1/21	250,000	293,610

6     NQ-313 [5/16] 7/16 (17025)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/32	1,415,000	$1,675,954
		5,648,752
Local General Obligation Bonds – 11.00%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28 (NATL-RE)	2,240,000	2,834,317
Duluth, Minnesota
(Improvement DECC) Series A 5.00% 2/1/34	1,000,000	1,230,850
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,707,029
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,109,387
Hennepin County
Series B 5.00% 12/1/23	1,300,000	1,631,916
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,240,140
Series A 5.00% 2/1/29	1,000,000	1,234,760
Series A 5.00% 2/1/30	445,000	547,154
Series A 5.00% 2/1/31	1,000,000	1,225,110
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,526,745
South Washington County Independent School
District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,586,490
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,245
5.125% 12/1/24	205,000	205,722
5.25% 12/1/26	1,540,000	1,545,298
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,621,680
		19,858,843
Pre-Refunded/Escrowed to Maturity Bonds – 9.06%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,162,167
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,024,550
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	621,015

NQ-313 [5/16] 7/16 (17025)     7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	$2,165,582
Series B 6.50% 11/15/38-18 (AGC)§	40,000	45,470
Minnesota
Series A 5.00% 10/1/24-21§	15,000	17,816
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/32-17§	1,000,000	1,027,260
(St. Olaf College)
Series 6-O 4.50% 10/1/32-16§	925,000	937,164
Series 6-O 5.00% 10/1/22-16§	660,000	669,774
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,696,410
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	3,005,000	3,447,696
Series C 5.50% 7/1/23-18§	1,000,000	1,097,450
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36-16§	750,000	766,133
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29-16§	1,660,000	1,672,367
		16,350,854
Special Tax Revenue Bonds – 5.33%
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24	1,000,000	1,065,310
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,599,390
Series B 5.00% 12/15/24	1,000,000	1,064,830
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,195,097
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	209,386
4.00% 3/1/30	260,000	265,855
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	720,412
4.00% 3/1/27	650,000	663,071

8     NQ-313 [5/16] 7/16 (17025)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24 (AGC)	1,000,000	$1,077,300
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,029,800
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	727,824
		9,618,275
State General Obligation Bonds – 4.54%
Minnesota
Series A 5.00% 8/1/24	500,000	636,045
Series A 5.00% 8/1/27	2,175,000	2,770,167
Series A 5.00% 8/1/29	1,000,000	1,267,020
Series A Unrefunded 5.00% 10/1/24	985,000	1,178,779
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,345,837
		8,197,848
Transportation Revenue Bonds – 2.01%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
5.00% 1/1/22	1,000,000	1,161,200
Subordinate Series B 5.00% 1/1/29	2,130,000	2,459,873
		3,621,073
Water & Sewer Revenue Bonds – 1.33%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	596,746
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,800,120
		2,396,866
Total Municipal Bonds (cost $168,112,978)		177,418,127

Short-Term Investment – 0.47%

Variable Rate Demand Note – 0.47%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
0.29% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	850,000	850,000
Total Short-Term Investment (cost $850,000)		850,000

NQ-313 [5/16] 7/16 (17025)     9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund

Total Value of Securities – 98.77%
(cost $168,962,978)	$178,268,127
Receivables and Other Assets Net of Liabilities – 1.23%	2,226,530
Net Assets Applicable to 16,381,673 Shares Outstanding – 100.00%	$180,494,657

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $938,278, which represents 0.52% of the Fund’s net assets.

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $1,826,131, which represents 1.01% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation

10     NQ-313 [5/16] 7/16 (17025)

Notes
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$168,962,978
Aggregate unrealized appreciation of investments	$9,465,914
Aggregate unrealized depreciation of investments	(160,765)
Net unrealized appreciation of investments	$9,305,149

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-313 [5/16] 7/16 (17025)     11

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or  liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in  markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$177,418,127
Short-Term Investment	850,000
Total Value of Securities	$178,268,127

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

12     NQ-313 [5/16] 7/16 (17025)

Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.30%
Corporate Revenue Bonds – 20.56%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,710,760
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	31,340,000	30,692,202
Series A-2 6.50% 6/1/47	11,405,000	11,609,035
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,224,969
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,549,200
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,145,710
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,607,704
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,158,960
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	3,085,000	3,094,718
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	5,000,050
Series A-1 5.75% 6/1/47	10,735,000	10,859,419
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,548,200
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,326,300
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,288,552
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,357,629
6.00% 6/1/28	1,455,000	1,734,695
6.25% 6/1/24	2,635,000	2,647,595
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,612,990
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#@‡	4,000,000	2,319,160

NQ-425 [5/16] 7/16 (17028)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
Series A 8.375% 7/1/39 (AMT)@‡	3,500,000	$2,028,810
Lower Alabama Gas District
Series A 5.00% 9/1/46	4,130,000	5,381,720
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	550,316
Mission Texas Economic Development Corporation
Revenue
(Senior Lien - Natgasoline Project) Series B 144A
5.75% 10/1/31 (AMT)#	4,500,000	4,756,545
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,605,050
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,448,680
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,463,523
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport) 7.75%
8/1/31 (AMT)●	1,000,000	1,021,800
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	12,837,000
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,252,680
Nez Perce County, Idaho
(Potlatch Project) 6.00% 10/1/24	4,560,000	4,566,110
Ohio State Water Development Authority
(First Energy Nuclear Generation) Series B
4.00% 12/1/33 ●	5,000,000	5,148,500
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	5,025,915
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	561,850
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,154,380
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	13,015,000	16,287,231
5.25% 12/1/27	2,235,000	2,728,354

2     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.25% 12/1/28	1,050,000	$1,289,820
5.50% 12/1/29	765,000	965,315
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,838,947
Sweetwater County, Wyoming Solid Waste Disposal
Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,003,750
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	13,000,000	16,350,490
Tobacco Settlement Financing Authority Revenue, New
York
(Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	3,875,324
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,910,053
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	26,430,000	25,738,327
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	477,807
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,229,360
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,462,510
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,551,397
Wisconsin Public Finance Authority
(Celanese Project) Series C 4.30% 11/1/30 (AMT)	4,000,000	4,160,480
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	2,028,320
		244,188,212
Education Revenue Bonds – 14.82%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,132,180
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,316,768
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,410,000	1,448,592
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,064,560
5.50% 11/1/44	2,500,000	2,742,200
(Albert Einstein School of Medicine) 144A
5.50% 9/1/45 #	4,000,000	4,515,920

NQ-425 [5/16] 7/16 (17028)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	$4,217,800
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,281,920
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,812,075
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,828,622
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,385,187
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,804,380
California School Finance Authority
(Alliance College-Ready Public Schools)
144A 5.00% 7/1/35 #	1,000,000	1,104,360
144A 5.00% 7/1/45 #	3,000,000	3,271,860
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	672,697
Series A 144A 5.00% 8/1/40 #	605,000	687,939
(New Designs Charter School) Series A 5.50% 6/1/42	2,650,000	2,839,740
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,097,880
6.00% 10/1/49	720,000	793,951
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	4,850,507
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,228,983
California Statewide Communities Development Authority
Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,201,990
Series A 5.50% 11/1/38	2,000,000	2,066,580
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	897,901
5.625% 2/1/45	1,500,000	1,546,020
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,125,640
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,147,840

4     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	$2,404,520
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	541,145
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,685,379
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,543,400
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,104,490
Florida Higher Educational Facilities Financial Authority
(Nova Southeastern University)
5.00% 4/1/35	1,500,000	1,779,060
5.00% 4/1/36	1,380,000	1,631,533
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,805,796
5.125% 3/1/37	2,000,000	1,999,920
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,543,170
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,284,960
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,187,440
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,037,420
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	648,284
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	538,193
Series B 144A 5.00% 7/1/49 #^	2,888,155	289,047
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,122,350
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,106,200
(Rogers Park Montessori)
6.00% 2/1/34	675,000	726,840
6.125% 2/1/45	1,800,000	1,928,682
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,161,990

NQ-425 [5/16] 7/16 (17028)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39 @	1,000,000	$985,190
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,886,150
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,724,715
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	2,500,000	3,010,075
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,845,000	4,053,976
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,061,620
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,765,990
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40	1,000,000	1,100,880
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,039,280
Series A 144A 6.00% 9/15/45 #	1,000,000	1,041,800
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A
6.75% 7/1/44 #	3,500,000	3,757,425
(Public School Academy) (Old Redford) Series A
6.50% 12/1/40	900,000	935,091
(Public School Academy) (University Learning)
7.50% 11/1/40	1,000,000	1,080,860
(Public School Academy) (Voyageur) 8.00% 7/15/41 @	1,250,000	1,142,213
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	978,025
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,017,400

6     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	$1,646,279
Series A 144A 5.125% 12/15/45 #	2,515,000	2,577,875
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,683,975
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,394,175
New York State Dormitory Authority
Series A 5.00% 7/1/41	1,200,000	1,445,712
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,194,527
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,250,591
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	964,323
Series A 144A 6.375% 9/1/40 #	500,000	541,760
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,415,778
(Edinboro University) 6.00% 7/1/42	1,000,000	1,048,540
(Foundation Indiana University) Series A 1.069% 7/1/39
(SGI)●	2,400,000	1,914,288
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,471,621
(Discovery Charter School Project)
5.875% 4/1/32	450,000	449,267
6.25% 4/1/37	200,000	201,166
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,077,630
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,709,936
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,133,130
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,790,204
Phoenix, Arizona Industrial Development Authority
Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	4,187,040
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	2,093,980
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,062,520

NQ-425 [5/16] 7/16 (17028)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority
Revenue
(Choice Academies Project)
5.625% 9/1/42	600,000	$641,766
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	463,775
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	1,500,000	1,794,555
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,244,980
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	2,010,380
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,138,273
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	805,000	812,173
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,345,800
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,523,878
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,418,936
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,702,546
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,115,480
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,138,300
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	634,657
		175,974,417
Electric Revenue Bonds – 0.75%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	1,087,291
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,285,027

8     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	$4,739,160
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	770,588
		8,882,066
Healthcare Revenue Bonds – 25.07%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,903,572
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,245,620
Series A 8.00% 10/1/46	1,500,000	1,865,370
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	1,081,700
Arizona Health Facilities Authority
(Phoenix Children’s Hospital) 5.00% 2/1/19	2,545,000	2,803,674
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,091,998
Bexar County, Texas Health Facilities Development
Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,122,980
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,905,944
5.75% 6/1/35	1,500,000	1,552,470
5.75% 6/1/45	2,500,000	2,571,800
6.00% 6/1/50	2,650,000	2,757,087
Board of Managers Joint Guadalupe County-City of Seguin
Hospital
5.00% 12/1/45	1,100,000	1,166,583
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,109,590
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	582,750
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	14,733,810
Series A 144A 5.25% 12/1/56 #	8,930,000	10,078,219
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,964,075

NQ-425 [5/16] 7/16 (17028)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	$5,282,300
Centre County, Pennsylvania Hospital Authority
(Mount Nittany Medical Center) Series A
5.00% 11/15/46	1,250,000	1,458,400
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,080,470
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,998,975
(Christian Living Community Project) Series A
5.75% 1/1/37	1,990,000	2,010,159
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	581,435
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,151,560
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	778,087
Series A 144A 5.75% 12/1/35 #	1,150,000	1,188,237
Series A 144A 6.125% 12/1/45 #	1,200,000	1,254,924
Series A 144A 6.25% 12/1/50 #	560,000	584,438
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,077,100
Series A 144A 5.00% 9/1/53 #	1,500,000	1,599,015
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,688,080
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	113,042
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,066,720
Series A 5.25% 9/1/29	500,000	553,965
Series A 5.25% 9/1/44	2,000,000	2,145,020
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,187,287
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,213,656

10     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	5,500,000	$5,599,660
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	2,123,260
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,740,204
Hanover County, Virginia Economic Development Authority
Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,826,851
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,403,200
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,222,930
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,559,296
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,111,000
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,654,112
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	2,010,627
Series A 7.75% 5/15/30	500,000	576,750
Series A 8.00% 5/15/40	2,205,000	2,550,435
Series A 8.00% 5/15/46	1,500,000	1,729,020
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,809,757
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,191,560
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,110,360
5.50% 8/15/45	1,000,000	1,108,260
(Marquette Project) 5.00% 3/1/39	1,250,000	1,339,087
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,590,550
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,367,876
5.75% 11/15/45	2,500,000	2,625,425
5.75% 11/15/50	1,600,000	1,666,848

NQ-425 [5/16] 7/16 (17028)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	$2,626,025
Series A 6.50% 3/1/45	4,965,000	5,746,243
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,357,013
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	1,988,280
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,731,850
Lancaster County, Pennsylvania Hospital Authority
Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	745,264
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,112,730
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,935,671
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,129,500
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,925,940
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center)
5.00% 7/1/40	2,500,000	2,940,550
5.00% 7/1/46	1,000,000	1,169,570
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	3,275,000	3,839,577
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,909,775
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,117,900
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,581,589
5.375% 1/1/50	6,250,000	6,408,375

12     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	$9,543,800
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,584,806
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	665,347
Series A1 5.00% 7/1/46	1,395,000	1,591,193
Series A1 5.00% 7/1/51	1,595,000	1,804,360
Series B 4.00% 7/1/31	635,000	663,689
Series B 4.25% 7/1/36	955,000	995,979
Series B 4.75% 7/1/51	1,915,000	2,040,318
Series B 5.00% 7/1/46	1,595,000	1,775,953
Series C 5.00% 7/1/31	250,000	262,517
Series C 5.25% 7/1/36	350,000	372,099
Series C 5.50% 7/1/46	1,250,000	1,335,613
Series C 5.75% 7/1/51	1,000,000	1,064,080
Series D 6.00% 7/1/26	150,000	151,698
Series D 7.00% 7/1/51	1,350,000	1,377,851
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,109,200
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,066,808
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,952,500
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	942,319
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,941,866
(Trinitas Hospital Obligation Group) Series A
5.25% 7/1/30	1,240,000	1,292,712
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,761,900
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,218,382
144A 5.00% 12/1/45 #	800,000	876,432
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,465,650
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,632,039
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,007,940

NQ-425 [5/16] 7/16 (17028)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	$2,095,980
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	4,000,000	4,085,440
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	348,410
Series A 7.50% 6/1/49	2,920,000	3,608,974
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,405,000	2,463,441
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,855,675
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,684,560
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,533,785
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	996,362
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	845,355
5.50% 12/1/43	1,250,000	1,393,513
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,957,214
7.125% 11/1/43	2,500,000	3,374,900
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,121,140
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	624,666
Series A 5.125% 8/15/45	1,800,000	1,864,674
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	650,084
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	3,790,000	4,506,386

14     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	$3,231,300
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,431,603
Series B 5.00% 11/15/46	3,000,000	3,492,540
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	547,250
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40	1,000,000	1,147,820
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,162,810
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	870,783
Series A 144A 7.00% 7/1/45 #	1,750,000	1,850,975
Series A 144A 7.00% 7/1/50 #	2,000,000	2,101,220
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	292,550
Series A 5.75% 11/1/39	600,000	647,166
Series A 6.00% 5/1/47	920,000	997,344
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 @	7,800,000	7,216,014
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	892,576
Series A 5.00% 7/1/24	1,700,000	1,811,537
Series A 6.125% 7/1/39	750,000	837,443
Series A 6.25% 7/1/44	2,500,000	2,795,400
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,194,060
		297,761,033
Housing Revenue Bonds – 0.78%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,369,728
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,706,610
Senior Series A 6.40% 8/15/45	1,780,000	1,982,333

NQ-425 [5/16] 7/16 (17028)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	$850,463
Series A 5.25% 5/15/49	3,000,000	3,390,660
		9,299,794
Lease Revenue Bonds – 5.54%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,327,310
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	555,565
Series A 144A 6.875% 1/1/42 #	1,500,000	1,687,470
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,986,844
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	885,000	966,765
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,544,346
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	2,205,000	2,607,809
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,020,900
5.375% 2/1/41	4,000,000	4,108,360
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,597,050
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	10,000,000	11,268,900
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,708,213
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	12,023,136
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,886,551
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,271,840
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,077,045

16     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	$1,205,740
		65,843,844
Local General Obligation Bonds – 4.24%
Arlington County, Virginia
Series D 5.00% 8/1/17	1,375,000	1,445,056
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,290,716
Series 2005D 5.50% 1/1/40	3,000,000	3,003,900
Series 2007E 5.50% 1/1/42	2,150,000	2,152,795
Series 2007F 5.50% 1/1/42	1,250,000	1,251,625
Series A 5.50% 1/1/33	2,000,000	2,023,080
Series C 5.00% 1/1/26	3,840,000	3,892,378
Hennepin County, Minnesota
Series B 5.00% 12/1/17	5,700,000	6,069,531
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,182,772
Series J 5.00% 8/1/17	3,625,000	3,809,404
Plano, Texas Independent School District
(School Building) Series A 5.00% 2/15/17	560,000	577,287
Prince George’s County, Maryland
(Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,722,156
Series C 5.00% 8/1/17	1,775,000	1,865,436
Raleigh, North Carolina
Series A 5.00% 9/1/22	7,935,000	9,725,533
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,895,711
San Diego, California Unified School District
Series R-5 4.00% 7/1/29	1,250,000	1,463,550
		50,370,930
Pre-Refunded/Escrowed to Maturity Bonds – 4.76%
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,089,960
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,068,012
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	1,000,000	1,268,240

NQ-425 [5/16] 7/16 (17028)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	$1,123,604
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,662,677
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,292,910
Commonwealth of Massachusetts
Series E 5.00% 11/1/23-16 (AMBAC)§	5,000,000	5,092,150
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36-17§	1,000,000	1,025,550
6.375% 1/1/39-19§	900,000	1,023,183
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,245,587
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	338,449
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	2,133,859
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,835,540
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33-18§	1,130,000	1,241,034
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,190,920
New York City, New York Industrial Development Agency
Civic Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36-16§	1,870,000	1,883,782
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,542,290
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,183,700
5.00% 7/1/17	1,945,000	2,033,459
5.125% 7/1/31-19§	1,000,000	1,126,070
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	1,100,000	1,249,952

18     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) 5.75% 7/1/39-19§	500,000	$573,660
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,848,600
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	1,449,363
		56,522,551
Resource Recovery Revenue Bonds – 0.63%
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,559,400
Jefferson County Industrial Development Agency
(Green Bond) 144A 5.25% 1/1/24 (AMT)#	215,000	212,583
Mission Economic Development Corporation, Texas
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,037,490
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,685,850
		7,495,323
Special Tax Revenue Bonds – 7.53%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,591,864
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,825,930
Babcock Ranch Community Independent Special District
5.00% 11/1/31	615,000	623,819
5.25% 11/1/46	500,000	506,755
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.875% 9/1/39	1,000,000	1,007,060
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40	5,500,000	6,330,390
6.50% 7/15/30	1,175,000	1,370,708
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,061,600

NQ-425 [5/16] 7/16 (17028)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	$1,047,970
144A 5.40% 3/1/45 #	2,000,000	2,095,060
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,900,000	1,997,204
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 @‡	1,000,000	250,040
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	5,000,000	5,416,800
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	465,000	408,330
Howard County, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	786,574
6.10% 2/15/44	1,420,000	1,548,780
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,814,418
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,352,669
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	248,981
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,321,203
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,730,355
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,268,045
5.90% 3/1/30	2,000,000	2,162,800
Nevada State
5.00% 6/1/17	1,955,000	2,040,023
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	2,157,700
Series AA 5.25% 6/15/41	1,000,000	1,104,320
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,563,625
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,020,530

20     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	$1,160,020
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue
(Future Tax Secured - Subordinated Fiscal)
Series A-1 5.00% 11/1/19	1,525,000	1,731,561
Series E-1 5.00% 2/1/41	2,500,000	2,971,350
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,031,320
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,169,330
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	3,060,351
Prince George’s County, Maryland Revenue Authority
(Suitland - Naylor Road Project) 5.00% 7/1/46	2,500,000	2,588,700
Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	2,569,825
Series A 5.75% 12/1/45	2,500,000	2,574,475
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,158,570
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,210,836
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,930
Series A 5.50% 11/1/27	500,000	500,460
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	1,025,770
Series A 144A 5.25% 9/1/45 #	3,000,000	3,074,040
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,265,460
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,510,000	2,575,260

NQ-425 [5/16] 7/16 (17028)     21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue
5.65% 5/1/37	855,000	$856,171
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	125,000	94,855
(Sales Tax Vacation Village Project) Series A
6.00% 9/1/35	5,000,000	5,118,900
		89,391,737
State General Obligation Bonds – 1.59%
California State
5.00% 2/1/17	725,000	746,228
(Various Purpose) 5.00% 9/1/21	675,000	803,959
Connecticut State
Series E 5.00% 12/15/17	1,040,000	1,066,395
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,791,900
Maryland State & Local Facilities Loan
(1st Series) Series A 5.00% 8/1/20	6,000,000	6,976,920
New York State
Series A 5.25% 2/15/24	2,000,000	2,367,340
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,169,435
		18,922,177
Transportation Revenue Bonds – 9.42%
Central Texas Regional Mobility Authority Revenue
Subordinate Lien 6.75% 1/1/41	1,000,000	1,213,860
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,922,015
City of Los Angeles Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,848,650
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,737,868
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,900,600
Series A 6.00% 1/15/49	7,690,000	9,176,016
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,140,430

22     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	$3,494,070
Series A 6.00% 7/1/53	1,290,000	1,524,393
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,135,850
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,535,352
Metropolitan New York Transportation Authority
(Green Bonds) Series A1 5.25% 11/15/56	5,000,000	6,091,200
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	2,000,000	2,335,260
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,082,145
(Junior Lien) Series A 5.25% 1/1/56	4,000,000	4,803,320
New York Transportation Development
(Laguardia Airport Terminal B) Series A
5.25% 1/1/50 (AMT)	9,150,000	10,462,476
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38 (AMT)	3,000,000	3,423,270
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	3,460,000	4,060,137
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,314,001
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,173,890
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,101,950
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,072,451
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,248,987
State of Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	4,014,338
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/40 (AMT)	1,270,000	1,472,133
5.00% 12/31/45 (AMT)	1,270,000	1,456,233
5.00% 12/31/50 (AMT)	1,910,000	2,181,602

NQ-425 [5/16] 7/16 (17028)     23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/55 (AMT)	1,910,000	$2,173,179
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,385,440
7.50% 6/30/33	500,000	612,700
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,365,858
6.875% 12/31/39	4,055,000	4,779,101
7.00% 12/31/38 (AMT)	1,335,000	1,686,506
		111,925,281
Water & Sewer Revenue Bonds – 3.61%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	508,355
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	217,337
5.00% 11/1/27	150,000	179,783
5.00% 11/1/28	30,000	35,717
5.00% 11/1/29	1,470,000	1,751,123
5.00% 11/1/30	1,000,000	1,183,990
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,877,150
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	20,061,030
Series D 7.00% 10/1/51	5,000,000	6,264,300
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/40	5,000,000	5,555,600
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	511,020
New York City Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,763,872
		42,909,277
Total Municipal Bonds (cost $1,088,598,596)		1,179,486,642

24     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

Total Value of Securities – 99.30%
(cost $1,088,598,596)	$1,179,486,642

Receivables and Other Assets Net of Liabilities – 0.70%	8,372,670
Net Assets Applicable to 105,303,572 Shares Outstanding – 100.00%	$1,187,859,312

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $152,453,880, which represents 12.83% of the Fund’s net assets.
@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $13,941,427, which represents 1.17% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.

NQ-425 [5/16] 7/16 (17028)     25

Notes
Delaware National High-Yield Municipal Bond Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,088,598,596
Aggregate unrealized appreciation of investments	$96,791,511
Aggregate unrealized depreciation of investments	(5,903,465)
Net unrealized appreciation of investments	$90,888,046

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

26     NQ-425 [5/16] 7/16 (17028)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$1,179,486,642

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-425 [5/16] 7/16 (17028)     27

Schedule of investments
Delaware Tax-Free California Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.37%
Corporate Revenue Bonds – 3.27%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,138,760
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,005,000	2,028,238
		3,166,998
Education Revenue Bonds – 15.13%
California Educational Facilities Authority
(Pepperdine University) 5.00% 10/1/49	1,000,000	1,205,840
California Municipal Finance Authority
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	1,000,000
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,069,300
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	520,805
(Palmdale Aerospace Academy Project) 144A 5.00%
7/1/46 #	500,000	532,750
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,371,329
California School Finance Authority
(Aspire Public Schools Project) Series A 144A 5.00%
8/1/45 #	715,000	808,179
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,107,000
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,098,430
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,168,100
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	627,009
California State University
(Systemwide) Series A 4.00% 11/1/45	245,000	270,299
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	931,168
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	841,163
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,156,680
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	934,540
		14,642,592

NQ-329 [5/16] 7/16 (17022)       1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 6.00%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	$940,576
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	578,865
Series B 5.00% 11/1/36	250,000	286,483
Series C 5.00% 11/1/36	500,000	611,145
Series C 5.25% 11/1/31	1,175,000	1,365,785
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A
5.00% 7/1/22	1,000,000	1,089,860
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	934,373
		5,807,087
Healthcare Revenue Bonds – 17.44%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	980,628
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,158,470
Series A 5.00% 8/1/26	300,000	349,761
Series A 5.00% 8/1/27	300,000	347,967
Series A 5.00% 8/1/28	250,000	288,920
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	977,735
Series E 5.625% 7/1/25	1,000,000	1,139,260
(Children’s Hospital Los Angeles) Series A 5.00%
11/15/34	500,000	563,130
(Lucile Packard Children’s Hospital Stanford) Series A
5.00% 8/15/33	1,000,000	1,244,320
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,146,160
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,207,700
California Statewide Communities Development Authority
Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	582,750
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,126,120
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	577,035
5.00% 5/15/32	600,000	680,916
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,117,120
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	735,000	829,506

2       NQ-329 [5/16] 7/16 (17022)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	$771,168
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	820,537
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	970,731
		16,879,934
Housing Revenue Bonds – 4.20%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	853,305
Series A 6.40% 8/15/45	965,000	1,074,692
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,133,950
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,001,300
		4,063,247
Lease Revenue Bonds – 17.39%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,137,830
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated
Group) 5.00% 11/1/41	1,000,000	1,184,620
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,262,500
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	653,275
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,590,195
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,191,600
(General Services Buildings 8 & 9) Series A 6.25%
4/1/34	1,000,000	1,160,110
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,059,240
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,201,810

NQ-329 [5/16] 7/16 (17022)       3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Sacramento Financing Authority
5.00% 12/1/23 (BAM)	745,000	$923,144
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	618,795
Series A 5.00% 11/1/30	475,000	580,996
San Diego Public Facilities Financing Authority Lease
Revenue
(Ballpark) 5.00% 10/15/31	650,000	796,575
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,144,330
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,191,460
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,134,290
		16,830,770
Local General Obligation Bonds – 5.38%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	764,060
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (AGC)	1,000,000	1,148,920
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46 (AGM)	800,000	940,456
San Francisco Bay Area Rapid Transit District Election
2004
Series D 5.00% 8/1/28	1,000,000	1,266,450
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,086,280
		5,206,166
Pre-Refunded Bonds – 7.19%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/27-19 §	800,000	896,408
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28-21 §	800,000	964,504
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40-19 §	1,000,000	1,129,250
(Inland Regional Center Project) 5.375% 12/1/37-17 §	1,350,000	1,446,079
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24-18 (BHAC) §	1,000,000	1,089,100

4       NQ-329 [5/16] 7/16 (17022)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	$338,449
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33-18 §	1,000,000	1,098,230
		6,962,020
Resource Recovery Revenue Bond – 1.19%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,152,060
		1,152,060
Special Tax Revenue Bonds – 5.22%
Lancaster Redevelopment Agency
Unrefunded (Combined Redevelopment Project Areas)
6.875% 8/1/39	215,000	248,981
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	936,448
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,187,850
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,151,870
San Francisco City & County Redevelopment Agency
(Mission Bay South Redevelopment Project) Series B
5.00% 8/1/43 (NATL-RE)	500,000	602,615
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00%
10/1/29	325,000	356,060
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	570,030
		5,053,854
State General Obligation Bonds – 5.50%
California State
5.25% 11/1/40	1,000,000	1,181,270
Various Purposes
5.25% 3/1/30	1,000,000	1,155,620
5.25% 4/1/35	1,000,000	1,209,930
6.00% 3/1/33	1,000,000	1,186,000
6.00% 4/1/38	515,000	588,151
		5,320,971

NQ-329 [5/16] 7/16 (17022)       5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.94%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	$597,100
Long Beach Marina System Revenue
5.00% 5/15/45	500,000	565,435
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00%
5/15/36 (AMT)	1,000,000	1,181,000
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	1,144,620
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	587,615
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	874,393
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,764,675
		6,714,838
Water & Sewer Revenue Bonds – 3.52%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00%
12/1/28	75,000	85,787
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,204,970
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	909,960
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,200,491
		3,401,208
Total Municipal Bonds (cost $85,344,172)		95,201,745

6       NQ-329 [5/16] 7/16 (17022)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Short-Term Investments – 0.33%
Money Market Mutual Fund – 0.33%
California Municipal Cash Trust	321,695	$321,695
Total Short-Term Investments (cost $321,695)		321,695
Total Value of Securities – 98.70%
(cost $85,665,867)		95,523,440

Receivables and Other Assets Net of Liabilities – 1.30%		1,254,834
Net Assets Applicable to 7,757,930 Shares Outstanding – 100.00%		$96,778,274

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $5,450,290, which represents 5.63% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BHAC – Insured by Berkshire Hathaway Assurance Company
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ-329 [5/16] 7/16 (17022)       7

Notes
Delaware Tax-Free California Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$85,665,867
Aggregate unrealized appreciation of investments	$9,857,573
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$9,857,573

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

8       NQ-329 [5/16] 7/16 (17022)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$95,201,745	$95,201,745
Short-Term Investments	321,695	—	321,695
Total Value of Securities	$321,695	$95,201,745	$95,523,440

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-329 [5/16] 7/16 (17022)       9

Schedule of investments
Delaware Tax-Free Idaho Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.11%
Corporate Revenue Bonds – 3.41%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	1,750,000	$1,752,345
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,004,560
		3,756,905
Education Revenue Bonds – 11.39%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,335,725
Series A 4.25% 4/1/32 (NATL)	355,000	363,066
Series A 5.00% 4/1/26	965,000	1,151,930
Series A 5.00% 4/1/42	1,350,000	1,534,451
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,322,711
(Idaho Arts Charter School) Series A 144A 5.00%
12/1/46 #	1,000,000	1,034,280
(North Star Charter School Capital Appreciation Bond)
Series B 144A 5.00% 7/1/49 #^	2,888,155	289,046
(North Star Charter School) Series A 6.75% 7/1/48	529,151	538,194
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,840,000	2,141,355
Series B 4.50% 4/1/41 (AGM) ●	1,100,000	1,162,414
Series B 5.00% 4/1/28	1,000,000	1,120,660
Series B 5.00% 4/1/32	500,000	561,470
		12,555,302
Electric Revenue Bond – 2.12%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,334,080
		2,334,080
Healthcare Revenue Bonds – 11.62%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,666,830
Series A 6.50% 11/1/23	250,000	282,340
Series A 6.75% 11/1/37	1,250,000	1,405,800
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,770,875
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,491,797
Series D 5.00% 12/1/32	2,500,000	2,900,600

NQ-360 [5/16] 7/16 (17024)     1

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,299,553
		12,817,795
Housing Revenue Bonds – 2.30%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,051,894
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,505
Series C Class II 4.95% 7/1/31	995,000	1,050,810
		2,538,209
Lease Revenue Bonds – 8.48%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	901,950
5.00% 12/15/32	750,000	898,163
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,644,630
Series A 7.00% 2/1/36	1,500,000	1,808,460
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,470,863
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	534,866
Series A 4.50% 9/1/26	485,000	568,701
Series A 4.50% 9/1/27	505,000	589,052
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	934,679
		9,351,364
Local General Obligation Bonds – 24.57%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,702,965
5.50% 7/30/16	1,055,000	1,063,841
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,820,969
Series A 5.00% 9/15/31	870,000	1,045,131
Series C 5.00% 9/15/23	370,000	449,868
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
5.00% 9/15/24	500,000	633,785
5.00% 9/15/25	750,000	965,580

2     NQ-360 [5/16] 7/16 (17024)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	$1,610,371
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,846,492
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,937,478
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,210,810
Series B 5.00% 9/15/24	1,480,000	1,808,545
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/33	1,125,000	1,321,763
Series B 5.00% 9/15/30 (NATL-RE)	725,000	733,889
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	619,051
Series B 4.00% 9/15/25	650,000	740,487
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,898,790
Series B 5.00% 8/15/25	1,080,000	1,388,491
Series B 5.00% 8/15/26	710,000	922,979
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,177,300
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,187,480
		27,086,065
Pre-Refunded Bonds – 11.31%
Ada & Boise Counties Independent School District Boise
City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM) §	1,500,000	1,575,885
Boise State University Revenue
(General Project)
Series A 4.25% 4/1/32-17 (NATL) §	395,000	406,933
Series A 5.00% 4/1/39-19 §	1,000,000	1,114,280
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,109,370
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.00% 9/15/28-19 §	1,250,000	1,391,075
Series A 5.25% 9/15/26-19 §	2,000,000	2,239,460
Series C 5.375% 9/15/38-18 §	1,000,000	1,103,790

NQ-360 [5/16] 7/16 (17024)     3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,210,000	$1,368,679
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
5.00% 7/15/24-16 (NATL) §	500,000	502,715
Series A 5.25% 7/15/25-18 (AGC) §	1,500,000	1,640,520
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	17,112
		12,469,819
Special Tax Revenue Bonds – 16.33%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	608,122
Series A 5.25% 1/1/36	705,000	799,146
Series B-1 5.00% 1/1/42	1,425,000	1,579,755
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGC)	2,750,000	2,987,133
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	4,015,986
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,604,880
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,111,580
5.90% 3/1/30	3,000,000	3,244,200
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,703,220
Series A 5.00% 10/1/29	325,000	356,060
		18,010,082
Transportation Revenue Bonds – 4.23%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,142,960
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,177,780
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,338,769
		4,659,509

4     NQ-360 [5/16] 7/16 (17024)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 0.35%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	$388,173
		388,173
Total Municipal Bonds (cost $98,241,079)		105,967,303

	Number of
	shares
Short-Term Investment – 2.73%
Money Market Mutual Fund – 2.73%
Dreyfus Tax Exempt Cash Management Fund	3,010,396	3,010,396
Total Short-Term Investment (cost $3,010,396)		3,010,396

Total Value of Securities – 98.84%
(cost $101,251,475)		108,977,699

Receivables and Other Assets Net of Liabilities – 1.16%		1,282,528
Net Assets Applicable to 9,411,196 Shares Outstanding – 100.00%		$110,260,227

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $2,434,906, which represents 2.21% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guarantee Corporation

NQ-360 [5/16] 7/16 (17024)     5

Notes
Delaware Tax-Free Idaho Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$101,251,475
Aggregate unrealized appreciation	$7,726,224
Aggregate unrealized depreciation	—
Net unrealized appreciation	$7,726,224

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

6     NQ-360 [5/16] 7/16 (17024)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$105,967,303	$105,967,303
Short-Term Investments	3,010,396	—	3,010,396
Total Value of Securities	$3,010,396	$105,967,303	$108,977,699

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-360 [5/16] 7/16 (17024)     7

Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.40%
Corporate Revenue Bonds – 7.05%
Build NYC Resource
(Pratt Paper Income Project) 144A 5.00% 1/1/35
(AMT) #	750,000	$819,907
New York City Industrial Development Agency Special
Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) ●	250,000	255,450
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	575,115
Class 3 6.375% 7/15/49	865,000	974,284
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,084,433
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	785,491
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	501,985
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	499,960
Series 1 5.125% 6/1/42	1,050,000	1,034,429
		6,531,054
Education Revenue Bonds – 21.84%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A
5.00% 4/1/37	250,000	209,757
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing)
6.00% 10/1/31	525,000	629,317
(Medaille College Project) 5.25% 4/1/35	100,000	102,737
Build NYC Resource
5.50% 11/1/44	1,100,000	1,206,568
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	531,745
5.50% 4/1/43	500,000	540,685
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	867,547
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	850,592

NQ-401 [5/16] 7/16 (17029)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	$455,416
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	399,388
5.00% 10/1/23	470,000	560,945
5.25% 10/1/31	500,000	563,975
5.50% 10/1/41	500,000	564,315
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	351,132
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	574,115
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	477,216
(Brooklyn Law School) 5.75% 7/1/33	340,000	379,613
(Cornell University) Series A 5.00% 7/1/34	170,000	191,731
(Fordham University) 5.00% 7/1/44	650,000	756,873
(Manhattan Marymount) 5.00% 7/1/24	350,000	384,993
(Mt. Sinai School of Medicine) Series A 5.00% 7/1/19	500,000	558,790
(New York University) Series A 5.25% 7/1/34	500,000	563,145
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,169,170
(Rockefeller University) Series A 5.00% 7/1/27	250,000	281,183
(Skidmore College) Series A 5.00% 7/1/21	325,000	383,259
(Teachers College) 5.50% 3/1/39	250,000	278,213
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,111,140
(University of Rochester)
Series A 5.125% 7/1/39	250,000	279,897
Unrefunded Interest Appreciation Series A-2 4.375%
7/1/20	85,000	86,704
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	544,775
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	399,333
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,090,980

2     NQ-401 [5/16] 7/16 (17029)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Suffolk County Industrial Development Agency Civic
Facility Revenue
(New York Institute of Technology Project)
5.00% 3/1/26	600,000	$608,766
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	889,440
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	179,297
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	578,015
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	600,000	639,990
		20,240,757
Electric Revenue Bonds – 3.33%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	874,373
Series A 5.75% 4/1/39	350,000	390,719
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	591,050
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,227,180
		3,083,322
Healthcare Revenue Bonds – 15.84%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	296,723
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	403,298
Series A 5.00% 7/1/44	1,000,000	1,138,360
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	505,690
Monroe County Industrial Development
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	382,843
Series A 5.00% 12/1/28	655,000	757,606
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	685,398
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	442,470
5.00% 7/1/33	725,000	837,099

NQ-401 [5/16] 7/16 (17029)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	$559,550
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	722,418
Subordinate Series A2 5.00% 7/1/26	500,000	542,920
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	684,156
(New York University Hospital Center) 4.00% 7/1/40	1,250,000	1,357,475
(North Shore Long Island Jewish Group) Series A 5.00%
5/1/41	500,000	569,520
(Orange Regional Medical Center)
144A 5.00% 12/1/45 #	700,000	766,878
6.125% 12/1/29	540,000	590,042
6.25% 12/1/37	250,000	273,283
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	500,000	510,680
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	597,515
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	830,648
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	430,000	484,950
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	734,877
		14,674,399
Housing Revenue Bond – 0.07%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	60,000	63,700
		63,700
Lease Revenue Bonds – 8.43%
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	561,600
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,176,440
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A
5.00% 5/1/18	350,000	376,071
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,242,444
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,662,135

4     NQ-401 [5/16] 7/16 (17029)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development
(4 World Trade Center) 5.00% 11/15/31	500,000	$589,900
(Class 1 - 3 World Trade Center) 144A 5.00%
11/15/44 #	500,000	563,445
(Class 2 - 3 World Trade Center) 144A 5.375%
11/15/40 #	500,000	561,870
New York State Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	522,605
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	553,810
		7,810,320
Local General Obligation Bonds – 5.58%
New York City
Fiscal 2008 Subordinate Series C-1 5.00% 10/1/19	500,000	528,270
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,210,490
Series B 5.00% 8/1/27	500,000	600,280
Series G 5.00% 8/1/22	500,000	605,845
Subordinate Series A-1 5.00% 10/1/27	500,000	602,580
Subordinate Series I-1 5.375% 4/1/36	410,000	460,996
New York State Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	592,890
Series A 5.00% 10/1/25 (AGM)	500,000	573,995
		5,175,346
Pre-Refunded/Escrowed to Maturity Bonds – 6.13%
Albany Industrial Development Agency Civic Facilities
Revenue
(St. Peter’s Hospital Project) Series A
5.25% 11/15/32-17 §	800,000	852,864
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	283,727
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18 §	150,000	170,472
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	90,000	101,173
New York City Municipal Finance Authority Water & Sewer
System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	82,555
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Subordinated Series B
5.00% 11/1/18-17 §	335,000	348,239

NQ-401 [5/16] 7/16 (17029)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	$561,085
(North Shore Long Island Jewish Group) Series A 5.50%
5/1/37-19 §	500,000	566,135
(University of Rochester) Interest Appreciation Series
A-2 4.375% 7/1/20-17 §	65,000	66,421
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32-22 §	380,000	449,806
5.00% 7/1/42-22 §	750,000	909,607
5.125% 7/1/31-19 §	500,000	563,035
St. Lawrence County Industrial Development Agency Civic
Facility Revenue
(St. Lawrence University Project) Series A 5.00%
10/1/16	500,000	507,420
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	83,022
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	132,262
		5,677,823
Resource Recovery Revenue Bond – 0.17%
Jefferson County Industrial Development Agency
(Green Bond) 144A 5.25% 1/1/24 (AMT) #	160,000	158,202
		158,202
Special Tax Revenue Bonds – 16.53%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	575,490
6.375% 7/15/43	500,000	576,905
6.50% 7/15/30	500,000	583,280
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	518,139
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	272,050
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	570,765
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,180,050
Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,174,340

6     NQ-401 [5/16] 7/16 (17029)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	$290,623
Fiscal 2011 Series D 5.25% 2/1/29	500,000	585,155
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	893,535
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,188,540
Subordinate Series B1 5.00% 11/1/40	750,000	892,200
Subordinate Series C 5.25% 11/1/25	500,000	591,345
Unrefunded Subordinate Series B 5.00% 11/1/18	165,000	171,720
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,203,750
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	402,055
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	579,410
Series E 5.00% 3/15/32	1,000,000	1,231,210
New York State Urban Development Revenue
(Personal Income Tax) Series A 4.00% 3/15/36	1,000,000	1,110,230
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	614,880
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A
5.00% 10/1/29	100,000	109,557
		15,315,229
State General Obligation Bonds – 0.73%
New York City
Series E 5.00% 8/1/28	125,000	143,894
New York State
Series A 5.00% 3/1/38	500,000	535,600
		679,494
Transportation Revenue Bonds – 11.97%
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32	500,000	597,270
Series C 6.50% 11/15/28	50,000	56,969
Series D 5.00% 11/15/32	500,000	597,270
Series D 5.25% 11/15/27	500,000	589,355
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	821,206
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,830,195
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	798,720

NQ-401 [5/16] 7/16 (17029)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	$822,535
New York State Thruway Authority General Revenue Junior
Indebtedness Obligation
(Junior Lien) Series A 5.25% 1/1/56	1,000,000	1,200,830
New York State Transportation Development Special
Facilities Revenue
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.25% 1/1/50 (AMT)	1,000,000	1,143,440
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	902,355
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	271,430
(JFK International Air Terminal)
6.00% 12/1/42	700,000	822,234
6.50% 12/1/28	550,000	554,725
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	88,058
		11,096,592
Water & Sewer Revenue Bonds – 1.73%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	125,000	137,549
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	283,027
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	595,590
New York State Environmental Facilities Revenue
(Clean Water & Drinking Water Revolving Funds) 5.00%
6/15/30	500,000	591,385
		1,607,551

Total Municipal Bonds (cost $84,692,370)		92,113,789
Total Value of Securities – 99.40%
(cost $84,692,370)		92,113,789

Receivables and Other Assets Net of Liabilities – 0.60%		556,326
Net Assets Applicable to 7,831,804 Shares Outstanding – 100.00%		$92,670,115

8     NQ-401 [5/16] 7/16 (17029)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $3,954,735, which represents 4.27% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
NATL – Insured by National Public Finance Guarantee Corporation

NQ-401 [5/16] 7/16 (17029)     9

Notes
Delaware Tax-Free New York Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$84,692,370
Aggregate unrealized appreciation	$7,463,782
Aggregate unrealized depreciation	(42,363)
Net unrealized appreciation	$7,421,419

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

10     NQ-401 [5/16] 7/16 (17029)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$92,113,789

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-401 [5/16] 7/16 (17029)     11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: